Note 4 - Stockholders' Equity - Summary of Outstanding Options (Q3) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Equity Awards [Abstract]
Quantity, outstanding (in shares)	76,879		136,105	160,076
Quantity, vested (in shares)		76,879	136,105
Weighted-average exercise price, outstanding (in dollars per share)	$ 28.34		$ 40.07	$ 35.92
Weighted-average exercise price, vested (in dollars per share)		$ 28.34	$ 40.07
Weighted average remaining contractual term, outstanding (Year)	3 years 5 months 16 days		3 years 5 months 16 days
Weighted average remaining contractual term , vested (Year)		3 years 5 months 16 days	3 years 5 months 16 days
Intrinsic value, outstanding
Intrinsic value, vested